Subsequent Events - Additional Information (Detail)	May 17, 2017 USD ($) mi	Apr. 25, 2017 $ / shares	Feb. 14, 2017 $ / shares	Feb. 07, 2017	Feb. 28, 2017 USD ($)	Dec. 31, 2016 USD ($)	May 31, 2016 USD ($)	Apr. 30, 2016 USD ($)	Mar. 31, 2015 USD ($)	Feb. 28, 2015 USD ($)
Amended and Restated Credit Agreement
Subsequent Event [Line Items]
Maximum borrowing capacity						$ 1,250,000,000.00	$ 700,000,000	$ 1,800,000,000.0	$ 1,800,000,000	$ 2,000,000,000
Subsequent Event
Subsequent Event [Line Items]
Distribution of dividend | $ / shares		$ 0.78	$ 0.78
Dividend date to be paid		May 15, 2017	Feb. 14, 2017
Dividend record date		May 09, 2017		Feb. 07, 2017
Subsequent Event | Douglas Gathering System
Subsequent Event [Line Items]
Length of pipeline divested | mi	1,500.00
Proceeds from divestiture of gathering system	$ 128,000,000
Subsequent Event | Amended and Restated Credit Agreement
Subsequent Event [Line Items]
Maximum borrowing capacity					$ 1,400,000,000.0